Income Taxes - Deferred Tax Position and Liability for Unrecognized Tax Benefits Recorded on Consolidated Balance Sheets (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefits	€ (74,069)	€ (59,967)	€ (155,432)
Deferred tax position	(30,176)	114,527	137,946
Total	€ (104,245)	€ 54,560